Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	35,569,258
Proposed Maximum Offering Price per Unit	0.21
Maximum Aggregate Offering Price	$ 7,469,544.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,031.55
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities.

Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $0.21, the average of the high and low reported sales prices of the registrant’s common stock on the Nasdaq Capital Market on August 4, 2026.

Represents 35,569,258 shares of common stock that are available to be issued and sold by the Registrant to the selling stockholders from time to time, subject to satisfaction of the conditions set forth therein.